Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000220710
Average Annual Return [Line Items]
Average Annual Return, Percent	23.39%	9.58%
Without Sales Load [Member] | C000220708
Average Annual Return [Line Items]
Average Annual Return, Percent	23.04%	9.29%
Without Sales Load [Member] | C000220709
Average Annual Return [Line Items]
Average Annual Return, Percent	23.55%	9.77%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	12.58%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	12.58%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	12.58%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%	9.91%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%	9.91%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%	9.91%